Commitments	12 Months Ended
Mar. 31, 2022
Commitments
Commitments

28. Commitments

A commitment is a contractual obligation to make a payment in the future, mainly in relation to agreements to buy assets such as mobile devices, network infrastructure and IT systems and leases that have not commenced. These amounts are not recorded in the consolidated statement of financial position since we have not yet received the goods or services from the supplier. The amounts below are the minimum amounts that we are committed to pay.

Capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2022	2021	2022	2021	2022	2021
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	4,388	3,993	140	133	4,527	4,126

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.

Leases entered into by the Group but not commenced at 31 March 2022 are disclosed in note 20 ‘Leases’. Included in capital commitments is an amount of €331 million relating to spectrum acquisition commitments in Vodacom. €197 million of this spectrum acquisition commitment was settled subsequent to year-end.